Selected Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating revenues	$ 197,067	$ 221,051	$ 205,760	$ 190,326	$ 191,389	$ 210,535	$ 195,307	$ 182,672	$ 814,204	$ 779,903	$ 761,893	$ 750,685	$ 680,677
Operations and maintenance expense	77,856	78,519	79,746	73,189	74,121	72,374	70,375	71,686	309,310	288,556	283,561
Operating income	74,615	95,072	80,246	71,167	72,597	95,058	79,934	66,770	321,100	314,359	301,662
Income from continuing operations					48,954	67,711	54,818	42,401	201,790	213,884	202,871	181,837	139,675
Income from discontinued operations					17,861	285	751	458		19,355	18,429	14,726	3,394
Net income attributable to common shareholders	$ 28,434	$ 67,429	$ 57,382	$ 48,545	$ 66,815	$ 67,996	$ 55,569	$ 42,859	$ 201,790	$ 233,239	$ 221,300	$ 196,563	$ 143,069
Basic income from continuing operations per common share					$ 0.28	$ 0.38	$ 0.31	$ 0.24	$ 1.14	$ 1.21	$ 1.15	$ 1.04	$ 0.81
Diluted income from continuing operations per common share					0.28	0.38	0.31	0.24	1.14	1.20	1.15	1.04	0.81
Basic income from discontinued operations per common share					0.10	0.00	0.00	0.00	0.00	0.11	0.10	0.08	0.02
Diluted income from discontinued operations per common share					0.10	0.00	0.00	0.00	0.00	0.11	0.10	0.08	0.02
Basic net income per common share	$ 0.16	$ 0.38	$ 0.32	$ 0.27	0.38	0.38	0.31	0.24	1.14	1.32	1.26	1.13	0.83
Diluted net income per common share	0.16	0.38	0.32	0.27	0.38	0.38	0.31	0.24	1.14	1.31	1.25	$ 1.12	$ 0.83
Dividend paid per common share	0.178	0.178	0.165	0.165	0.165	0.165	0.152	0.152	0.686	0.634
Dividend declared per common share	0.178	0.178	0.165	0.165	0.165	0.165	0.152	0.152	0.686	0.634	$ 0.584
high	31.09	27.10	27.53	28.13	28.22	26.29	26.27	25.56	31.09	28.22
low	$ 26.20	$ 24.45	$ 24.40	$ 25.42	$ 23.26	$ 23.12	$ 24.25	$ 22.40	$ 24.40	$ 22.40
Noncash impairment charge	$ 32,975
Noncash impairment charge, net	$ 21,433
Aqua America, Inc. [Member]
Operating income									$ 1,594	$ 3,601	$ 4,395
Net income attributable to common shareholders									$ 201,790	$ 233,239	$ 221,300
Basic net income per common share									$ 1.14	$ 1.32	$ 1.26
Diluted net income per common share									$ 1.14	$ 1.31	$ 1.25